UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05291

                 College and University Facility Loan Trust One
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 603-6406

Date of fiscal year end: November 30, 2003

Date of reporting period: May 31, 2003

ITEM  1. REPORT TO STOCKHOLDERS.

                                                          College and University
                                                         Facility Loan Trust One

================================================================================

                                                   Compiled Financial Statements
                                                   Six Months Ended May 31, 2003

Accountants' Compilation Report


To the Owner Trustee of
College and University Facility
Loan Trust One

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust One (the "Trust"), including the schedule of investments, as of May 31, 2003, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2002, 2001, 2000, 1999 and 1998, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 10, 2003 expressed an unqualified opinion, except for the effect on the 2002 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust One.

/s/ BDO Seidman, LLP

July 18, 2003

                                                          College and University
                                                         Facility Loan Trust One

                                             Statement of Assets and Liabilities

===========================================================================================

May 31,                                                                              2003
===========================================================================================
Assets

Investments, at amortized cost, net of allowance for loan losses
  of $960,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)            $ 47,127,109
Cash                                                                                50,000
Prepaid expenses                                                                    22,771
Interest receivable                                                                668,140
Deferred bond issuance costs (Note 2)                                              381,635
-------------------------------------------------------------------------------------------

   Total assets                                                                 48,249,655
-------------------------------------------------------------------------------------------

Liabilities

Bonds payable (Notes 1, 3 and 8)                                                34,986,636
Interest payable (Note 3)                                                        1,845,545
Accrued expenses and other liabilities                                             194,195
Distribution payable to Class B
  certificateholders (Note 5)                                                      219,621
-------------------------------------------------------------------------------------------

   Total liabilities                                                            37,245,997
-------------------------------------------------------------------------------------------

Net Assets

Class B Certificates, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                              1,001,643
Accumulated deficit (Notes 2 and 5)                                               (835,194)
Paid-in capital (Note 2)                                                        10,837,209
-------------------------------------------------------------------------------------------

   Total net assets                                                           $ 11,003,658
===========================================================================================

   Net asset value per Class B certificate
    (based on 1,001,643 certificates outstanding)                             $      10.98
===========================================================================================

                            See accompanying accountants' compilation report and
                                                  notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Operations

==========================================================================================

Six months ended May 31,                                                             2003
==========================================================================================
Investment income:
  Interest income (Note 2)                                                     $2,454,794
------------------------------------------------------------------------------------------

Expenses:
  Interest expense (Notes 2 and 3)                                              1,880,301
  Servicer fees (Note 4)                                                           22,394
  Trustee fees (Note 4)                                                            29,167
  Other trust and bond administration expenses                                    178,505
------------------------------------------------------------------------------------------

   Total expenses                                                               2,110,367
------------------------------------------------------------------------------------------

   Net investment income                                                          344,427
------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                           $  344,427
==========================================================================================

                                See accompanying accountants' compilation report
                                              and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Cash Flows

================================================================================================

Six months ended May 31,                                                                   2003
================================================================================================
Cash flows from operating activities:
  Interest received                                                                 $ 1,233,250
  Interest paid                                                                      (1,982,187)
  Operating expenses paid                                                              (412,838)
------------------------------------------------------------------------------------------------

   Net cash used for operating activities                                            (1,161,775)
------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Net decrease in funds held under
  investment agreements                                                               1,667,849
  Principal payments on Loans                                                         2,906,618
------------------------------------------------------------------------------------------------

   Net cash provided by investing activities                                          4,574,467
------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Principal repayments on Bonds                                                      (2,590,364)
  Distribution to Class B
  certificateholders                                                                   (475,616)
  Advanced funds from servicer                                                         (660,181)
------------------------------------------------------------------------------------------------

   Net cash used for financing activities                                            (3,726,161)
------------------------------------------------------------------------------------------------

Net decrease in cash                                                                   (313,469)

Cash, beginning of period                                                               363,469
------------------------------------------------------------------------------------------------

Cash, end of period                                                                 $    50,000
================================================================================================

Reconciliation of net increase in net assets resulting from
  operations to net cash used for operating activities:
  Net increase in net assets resulting from operations                              $   344,427
  Decrease in interest receivable                                                        56,107
  Increase in prepaid expenses                                                          (22,771)
  Decrease in accrued expenses
  and other liabilities                                                                (160,001)
  Decrease in Bond interest payable                                                    (136,642)
  Amortization of deferred Bond issuance costs                                           34,756
  Amortization of purchase discount on Loans                                        (1,277,651)
------------------------------------------------------------------------------------------------

   Net cash used for operating activities                                           $(1,161,775)
================================================================================================

                                See accompanying accountants' compilation report
                                              and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                             Statements of Changes in Net Assets
                                                                    (Note 2 (f))
====================================================================================================

                                                                  For the
                                                                Six Months
                                                                   Ended                Year Ended
                                                                   May 31,             November 30,
                                                                    2003                   2002
====================================================================================================
>From operations:
  Net investment income                                        $    344,427           $    782,997
---------------------------------------------------------------------------------------------------

   Net increase in net assets applicable to Class B
   certificateholders resulting from operations                     344,427                782,997
---------------------------------------------------------------------------------------------------

Capital certificate transactions:
  Distributions to Class B certificateholders (Note 5)             (219,621)            (1,036,959)
---------------------------------------------------------------------------------------------------

Net decrease in net assets                                          124,806               (253,962)

Net assets:
  Beginning of period                                            10,878,852             11,132,814
---------------------------------------------------------------------------------------------------

  End of period                                                $ 11,003,658           $ 10,878,852
====================================================================================================

                                See accompanying accountants' compilation report
                                              and notes to financial statements.

                                                                 College and University
                                                                Facility Loan Trust One

                                                                   Financial Highlights
                                                                         (Note 1 and 5)
======================================================================================================================

                                               For the
                                             Six Months
                                                Ended
                                               May 31,                         Years Ended November 30,
                                                                  ----------------------------------------------------
                                                2003                   2002                2001             2000
======================================================================================================================
Net asset value, beginning of period        $     10.86           $     11.11        $     11.36       $     11.17

Net investment income                               .34                   .78                .96              1.09

Provision for loan losses                            --                    --                .16                --

Dividends to Class A Preferred
  certificateholders:
  From net investment income                         --                    --                 --               .04
  As tax return of capital                           --                    --                 --              (.06)
Distributions to Class B certificateholders        (.22)                (1.03)             (1.37)             (.88)
----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     10.98           $     10.86        $     11.11       $     11.36
======================================================================================================================

Total investment return (a)                         N/A                   N/A                N/A               N/A

Net assets applicable to Class A
  Preferred certificates,
  end of period                             $        --           $        --        $        --       $        --
======================================================================================================================

Net assets applicable to Class B
  certificates, end of period               $11,003,658           $10,878,852        $11,132,814       $11,379,460
======================================================================================================================

Ratios and Supplemental Data:

  Ratio of operating expenses to
   average net assets applicable to
   Class B certificates                           38.58%(b)(c)          41.40%(b)          45.48%(b)         50.42%(b)

  Ratio of net investment income
   to average net assets applicable
   to Class B certificates                         6.30%(c)              7.11%              8.57%             9.71%

  Number of Class B certificates
   outstanding, end of period                 1,001,643             1,001,643          1,001,643         1,001,643

                                                 Years Ended November 30,
                                             -----------------------------------
                                                  1999              1998
================================================================================
Net asset value, beginning of period         $     10.15          $      9.54

Net investment income                               1.21                1.15

Provision for loan losses                           --                  (.20)

Dividends to Class A Preferred
  certificateholders:
  From net investment income                        (.05)               (.04)
  As tax return of capital                          (.14)               (.30)
Distributions to Class B
  certificateholders                                  --                  --
--------------------------------------------------------------------------------

Net asset value, end of period               $     11.17         $     10.15
================================================================================
Total investment return (a)                          N/A                 N/A

Net assets applicable to Class A
  Preferred certificates,
  end of period                              $   327,709         $ 1,726,662
================================================================================

Net assets applicable to Class B
  certificates, end of period                $11,188,285         $10,166,524
================================================================================

Ratios and Supplemental Data:

  Ratio of operating expenses to
   average net assets applicable to
   Class B certificates                            59.53%(b)           71.95%(b)

  Ratio of net investment income
   to average net assets applicable
   to Class B certificates                         11.41%              11.69%

  Number of Class B certificates
   outstanding, end of period                  1,001,643           1,001,643

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading. In addition, as the Trust's investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 4.21(c), 3.64, 3.63%, 3.44%, 3.60% and 2.73% in 2003, 2002, 2001, 2000, 1999 and 1998, respectively.

(c)   Annualized.

                                See accompanying accountants' compilation report
                                              and notes to financial statements.

                                                         College and University
                                                        Facility Loan Trust One

                                                  Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Organization      College and University Facility Loan Trust One (the
      and Business      Trust) was formed on September 17, 1987 as a business
                        trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by U.S. Bank, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner Trustee. The
                        Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                        The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                        (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.


                              See accompanying accountant's compilation report 8

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Organization      All payments on the Loans and earnings under the
      and Business      investment agreements and any required transfers from
      (Continued)       the Expense, Reserve and Liquidity Funds are deposited
                        to the credit of the Revenue Fund held by the Bond
                        Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense
                        Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity
                        Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in
                        Note 5.

                        On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.    Summary of        (a) College and University Facility Loans
      Significant
      Accounting        The Loans were purchased and recorded at a discount
      Policies          below par. Pursuant to a "no-action letter" that the
                        Trust received from the Securities and Exchange
                        Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income.
                        The remaining balance of the purchase discount on the Loans as of May 31, 2003 was approximately $20,427,000.
                        As a result of prepayments of Loans in the six months ended May 31, 2003, additional interest income of approximately $19,000 was recognized.


                              See accompanying accountant's compilation report 9

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

2.    Summary of        (a) College and University Facility Loans (Continued)
      Significant
      Accounting        The Trust's policy is to discontinue the accrual of
      Policies          interest on Loans for which payment of principal or
      (Continued)       interest is 180 days or more past due or for other such
                        Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2003, one Loan has been placed on nonaccrual status, as discussed in
                        Note 6.

                        Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                        (b) Other Investments

                        Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                        GAAP requires that the investments be accounted for under the fair value method of accounting. However, the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.


                             See accompanying accountant's compilation report 10

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

2.    Summary of        (c) Federal Income Taxes
      Significant
      Accounting        It is the Trust's policy to comply with the requirements
      Policies          applicable to a regulated investment company under
      (Continued)       Subchapter M of the Internal Revenue Code of 1986, as
                        amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                        For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                        (d) Deferred Bond Issuance Costs

                        Deferred Bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

                        (e) Accounting for Impairment of a Loan and Allowance for Loan Losses

                        The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                        The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

                        (1) a valuation allowance for loans identified as impaired,

                        (2) a formula-based general allowance for the various loan portfolio classifications, and

                        (3)   an unallocated allowance.

                        A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.


                             See accompanying accountant's compilation report 11

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

2.    Summary of        (e) Accounting for Impairment of a Loan and Allowance
      Significant       for Loan Losses (Continued)
      Accounting
      Policies
      (Continued)       The formula-based general allowance is derived primarily
                        from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

                        In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                        There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                        (f) Presentation of Capital Distributions

                        Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.


                             See accompanying accountant's compilation report 12

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

2.    Summary of        (f) Presentation of Capital Distributions (Continued)
      Significant
      Accounting        As of November 30, 2002, all tax earnings and profits
      Policies          have been distributed. Accordingly, all accumulated
      (Continued)       undistributed net investment income has been
                        reclassified to paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain
                        Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                        The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2003; however, the amount cannot be reasonably estimated at May 31, 2003.

                        (g) Use of Estimates

                        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See
                        Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.


                             See accompanying accountant's compilation report 13

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

3.    Bonds             The Bonds outstanding at May 31, 2003 consist of the
                        following:

                                                                                    Principal
                                       Interest               Stated                 Amount
                         Type            Rate                Maturity                (000s)
                        ---------------------------------------------------------------------
                         Term            10.55%         December 1, 2014            $34,987

                        The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

                        On June 1, 2003, the Trust made the mandatory redemption of $1,856,916 on the Bonds.

                        The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 2003, are as follows:

                                                                                        Amount
                        Fiscal Year                                                    (000's)
                        ----------------------------------------------------------------------
                        2003                                                         $  1,857
                        2004                                                            4,397
                        2005                                                            4,091
                        2006                                                            3,457
                        2007                                                            3,218
                        Thereafter                                                     17,967
                        ----------------------------------------------------------------------
                        Total                                                        $ 34,987
                        ----------------------------------------------------------------------

                        The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                        In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.


                             See accompanying accountant's compilation report 14

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

3.    Bonds             As required by the Indenture, the scheduled future cash
      (Continued)       flows for Loans in Default are excluded from the
                        calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the June 1, 2003 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $6,393,714.

4.    Administrative    (a) Servicer
      Agreements
                        As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2003, this fee totaled $16,724. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the six-month period ended May 31, 2003, out-of-pocket expenses totalled $5,670.

                        (b) Trustees

                        As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                        o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $11,985 and $10,786, respectively, for the six months ended May 31, 2003.

                        o The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2003, total Bond Trustee fees and out-of-pocket expenses amounted to $6,396.


                             See accompanying accountant's compilation report 15

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------


5.    Certificates      Holders of each of the Class B certificates receive
                        amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 2, 2003, a distribution of $219,621 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

                        While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution
                        Date) and, after the Bonds are paid in full, on the first business day of each month. The certificateholders shall each be entitled to one vote per certificate.

6.    Allowance for     An analysis of the allowance for loan losses for the six
      Loan Losses       months ended May 31, 2003 is summarized as follows:

                        Balance, beginning of period                            $960,000
                        Provision                                                   --
                        Charge-offs                                                 --
                        ----------------------------------------------------------------

                        Balance, end of period                                  $960,000
                        ----------------------------------------------------------------

                        At May 31, 2003, there was one Loan in Default, with an unpaid principal balance of approximately $2,871,000. The recorded investment in that loan, approximately $545,000 with a related allowance for loan loss of $382,000, is considered to be impaired.

                        The average recorded investment in the impaired loan during the six months ended May 31, 2003 was approximately $556,000. For the six months ended May 31, 2003, no interest income was recognized on the impaired loan. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.


                             See accompanying accountant's compilation report 16

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

7.    Loans             Scheduled principal and interest payments on the Loans
                        as of May 31, 2003, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                  Principal     Interest
                                                  Payments      Payments         Total
                        Fiscal year                (000s)        (000s)         (000s)
                        --------------------------------------------------------------
                        2003                      $ 3,148       $   805        $ 3,953
                        2004                        5,739         1,468          7,207
                        2005                        5,260         1,292          6,552
                        2006                        4,383         1,135          5,518
                        2007                        4,039         1,000          5,039
                        Thereafter                 29,590         4,491         34,081
                        --------------------------------------------------------------

                        Total                     $52,159       $10,191        $62,350
                        ==============================================================

                        Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.


                             See accompanying accountant's compilation report 17

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

7.    Loans             The following analysis summarizes the stratification of
      (Continued)       the loan portfolio by type of collateral and institution
                        as of May 31, 2003:

                                                                          Amortized
                                                          Number            Cost
                        Type of Collateral               of Loans          (000s)              %
                        --------------------------------------------------------------------------
                        Loans secured by a
                          first mortgage                     67           $17,393            50.3%

                        Loans not secured by
                          a first mortgage                   43            17,210            49.7
                        --------------------------------------------------------------------------
                        Total Loans                         110           $34,603           100.0%
                        ==========================================================================

                                                                          Amortized
                                                          Number            Cost
                        Type of Institution              of Loans          (000s)              %
                        --------------------------------------------------------------------------
                        Private                              68           $16,732            48.4%

                        Public                               42            17,871            51.6
                        --------------------------------------------------------------------------
                        Total Loans                         110           $34,603           100.0%
                        ==========================================================================

                        The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.


                             See accompanying accountant's compilation report 18

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

7.    Loans             The collateral for Loans that are secured by a mortgage
      (Continued)       on real estate generally consists of special purpose
                        facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.    Fair Value        Statement of Financial Accounting Standards No. 107,
      of Financial      "Disclosures about Fair Value of Financial Instruments,"
      Instruments       allows for the use of a wide range of valuation
                        techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information.
                        Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                        Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.


                             See accompanying accountant's compilation report 19

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

8.    Fair Value        The estimated fair value of each category of the Trust's
      of Financial      financial instruments and the related book value
      Instruments       presented in the accompanying statement of assets and
      (Continued)       liabilities as of May 31, 2003 are as follows:

                                                             Book Value        Fair Value
                                                               (000s)            (000s)
                        -----------------------------------------------------------------
                        Loans                                 $33,643*         $51,115

                        Investment Agreements:
                           Revenue Fund                        10,884           11,665
                           Liquidity Fund                       2,600            3,800
                        -----------------------------------------------------------------
                                                              $47,127          $66,580
                        =================================================================

                        Bonds                                 $34,987          $45,364
                        =================================================================

                        *Net of allowance for loan losses of $960,000.


                             See accompanying accountant's compilation report 20

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                               Stated                    Internal        Amortized
  Principal                                               Interest     Maturity      Rate of        Cost (Notes
   Balance                  Description                    Rate %        Date        Return % (B)    1 and 2)
   -------                  -----------                   --------     --------      ------------   -----------
            COLLEGE AND UNIVERSITY LOANS (71.4%)
                        ALABAMA
    $ 128   Birmingham-Southern College                     3.00       10/01/2006      12.48         $ 111
      308   Birmingham-Southern College                     3.00       10/01/2010      12.47           221
       14   Stillman College                                3.00       02/01/2007      13.24            11
     1556   University of Alabama                           3.00       05/01/2021      12.27           802
      215   University of Montevallo                        3.00       05/01/2023       12.3           104
                        ARIZONA
       52   Arizona State University                        3.50       10/01/2003      11.72            50
                        CALIFORNIA
      638   Azusa Pacific University                        3.00       04/01/2017      12.96           350
     1600   California State University                     3.00       11/01/2012      10.57          1148
       80   Foothill College                                3.00       10/01/2006      11.76            68
      255   Monterey Peninsula College                      3.00       10/01/2018      11.95           145
      350   San Diego State University                      3.00       11/01/2021      11.93           184
      730   San Francisco State University                  3.00       11/01/2021      11.93           383
      118   Scripps College                                 3.00       10/01/2005      12.51           104
      816   Stanford University                             3.00       05/01/2024       10.4           441
                        COLORADO
      315   Colorado State University                      3.625       04/01/2005      11.98           278
                        FLORIDA
       78   Eckerd College                                  3.50       07/01/2003      12.53            74
       16   Eckerd College                                  3.75       03/01/2005      13.04            14
      180   Florida Atlantic University                     3.00       07/01/2006      11.85           151
       26   Florida Institute of Technology                 3.00       02/01/2006      13.17            21
      293   University of Florida                           3.00       01/01/2005      12.51           256
     1725   University of South Florida                     3.00       07/01/2013      11.97          1127
                        HAWAII
      202   Chaminade College of Honolulu                   3.00       10/01/2011      12.47           141
      530   University of Hawaii at Manoa                   3.00       10/01/2006      11.76           449
                        ILLINOIS
      495   Concordia College                               3.00       05/01/2011      12.64           346
       87   Knox College                                    3.00       05/01/2007      12.72            71
      210   McKendree College                               3.00       04/01/2007      13.07           166
                        INDIANA
      170   Anderson College                                3.00       03/01/2010      13.02           119
      440   Taylor University                               3.00       10/01/2010      12.45           315
     1430   University of Notre Dame                        3.00       04/01/2018      12.95           763

See accompanying accountants' compilation report and notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                            Stated                    Internal        Amortized
  Principal                                            Interest     Maturity      Rate of        Cost (Notes
   Balance                  Description                 Rate %        Date        Return % (B)    1 and 2)
   -------                  -----------                --------     --------      ------------   -----------

                        IOWA
    $ 850     Drake University                            3.00      10/01/2012      12.71             $562
      625     Iowa State University of Ames               3.00      07/01/2007      10.63              520
                        KANSAS
      250     Emporia State University                    3.00      04/01/2009      12.33              187
       62     Kansas Newman College                       3.00      04/01/2006       13.1               51
                        LOUISIANA
      515     Grambling State University               3.00-3.75    10/01/2005       11.7              454
      470     Xavier University                           3.00      10/01/2017      12.54              262
                          MARYLAND
     1120     Western Maryland College                    3.00      11/01/2016      12.44              659
                        MASSACHUSETTS
      182     Atlantic Union College                      3.00      05/01/2023      12.68               87
      782     Boston University                           3.00      12/31/2022      11.87              393
      289     Dean Junior College                         3.00      04/01/2016      12.96              168
      564     Gordon College                              3.50      04/01/2013      12.84              366
       67     Hampshire College                           3.00      11/01/2006      12.43               57
      118     Springfield College                         3.00      05/01/2011      12.59               82
      211     Tufts University                            3.625     10/01/2004      12.47              195
                        MICHIGAN
     1090     Albion College                              3.00      10/01/2015      12.51              654
      335     Alma College                                3.00      04/01/2010      11.87              244
     2871     Finlandia University(A)                     3.00      08/01/2014       12.7              545
      623     Michigan State University                   3.00      05/01/2020      10.96              359
                        MINNESOTA
     1090     Augsburg College                            3.00      04/01/2016      12.95              618
      475     College of St. Thomas                       3.00      04/01/2017      12.95              262
                        MISSISSIPPI
      200     Jackson State University                    3.00      01/01/2007       12.5              159
       60     Mississippi Valley State                    3.00      07/01/2008      11.89               47
      112     Tougaloo College                            3.00      06/01/2021      12.44               56
                        MISSOURI
      323     Missouri Southern State College             3.00      12/01/2008      10.56              251
      195     Missouri Western State College              3.00      10/01/2008      11.77              154
      370     Southeast Missouri State                    3.50      04/01/2005      12.32              325
      182     University of Missouri at Columbia          3.625     05/01/2004      11.63              168
                        NEBRASKA
      109     University of Nebraska                      3.00      07/01/2013      10.59               76

See accompanying accountants' compilation report and notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                            Stated                    Internal         Amortized
  Principal                                            Interest     Maturity      Rate of         Cost (Notes
   Balance              Description                     Rate %        Date        Return % (B)     1 and 2)
   -------              -----------                    --------     --------      ------------    -----------

                        NEW HAMPSHIRE
    $ 275   Daniel Webster College                       3.00       04/01/2019       12.99           $143
      308   New England College                          3.625      10/01/2013       12.37            208
      835   New England College                          3.00       04/01/2019       12.96            433
      503   Rivier College                               3.625      04/01/2014       12.78            320
                        NEW JERSEY
       54   Fairleigh Dickinson University               3.50       11/01/2003       11.66             52
       98   Fairleigh Dickinson University               3.00       11/01/2020       12.09             52
      263   Montclair State College                      3.00       07/01/2008       11.32            207
                        NEW YORK
      218   Alfred University                            3.00       11/01/2007       12.41            175
      505   Long Island University                       3.00       06/01/2016       12.34            293
      299   Long Island University                       3.75       10/01/2005       12.42            263
      976   Sarah Lawrence College                       3.00       11/01/2021       12.64            496
                        NORTH CAROLINA
      304   Appalachian State University              3.00-3.625    07/01/2004        11.8            277
       95   High Point College                           3.00       12/01/2007       11.72             72
       94   Montreat-Anderson College                    3.00       12/01/2019       12.19             51
      535   North Carolina State University              3.00       09/01/2006        8.02            483
     1140   University of North Carolina                 3.00       01/01/2018       11.49            660
                        OHIO
     1535   Case Western Reserve University              3.00       04/01/2016       10.54            984
      780   Kent State University                        3.00       12/01/2008       10.55            609
      111   Riverside Hospital                           3.00       04/01/2007       13.09             89
      206   University of Steubenville                   3.375      04/01/2012       12.88            137
      265   University of Steubenville                   3.00       04/01/2017       12.96            145
                        OREGON
      212   University of Portland                       3.00       04/01/2013       12.95            133
                        PENNSYLVANIA
      499   Carnegie - Mellon University                 3.00       11/01/2017       10.45            315
      575   Harcum Junior College                        3.00       11/01/2015       12.44            348
      335   Haverford College                            3.625      11/01/2013       12.29            224
       80   Susquehanna University                       3.00       11/01/2006       12.44             67
      330   Susquehanna University                       3.625      11/01/2014       12.32            214
      107   Swarthmore College                           3.00       11/01/2013        12.3             68
      388   Temple University                            3.375      11/01/2014       11.99            258
                        RHODE ISLAND
      326   Community College of Rhode Island            3.00       04/01/2018        12.1            188

See accompanying accountants' compilation report and notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                             Stated                    Internal         Amortized
  Principal                                             Interest     Maturity      Rate of         Cost (Notes
   Balance               Description                     Rate %        Date        Return % (B)     1 and 2)
   -------               -----------                    --------     --------      ------------    -----------
                         SOUTH CAROLINA
    $ 490      Baptist College at Charleston              3.00       03/01/2014       12.96          $ 297
       45      Benedict College                           3.00       11/01/2006       12.42             38
      825      College of Charleston                      3.00       07/01/2016       12.02            498
      741      Morris College                             3.00       11/01/2013       12.42            478
                         SOUTH DAKOTA
       54      Black Hills State College                  3.00       10/01/2005       11.76             48
       57      Black Hills State College                  3.00       10/01/2007       11.77             47
     1155      South Dakota State University              3.00       04/01/2016       12.31            686
      708      University of South Dakota                 3.625      10/01/2013       11.74            485
                         TENNESSEE
      127      Bryan College                              3.00       02/01/2010       12.68             91
      464      Vanderbilt University                      3.00       08/01/2005       10.69            413
      468      Vanderbilt University                      3.00       06/30/2009       10.39            367
                         TEXAS
      460      Jarvis Christian College                   3.00       04/01/2019       12.96            239
      167      Laredo Junior College                      3.00       08/01/2009       11.82            126
      149      St. Edward's University                    3.625      04/01/2013        12.8             98
      140      Texas College                              3.00       04/01/2007       13.09            111
      518      Texas Tech University                      3.625      03/01/2013        10.8            367
     3495      Texas Tech University                   3.375-3.50    03/01/2012       10.83           2523
                         VERMONT
     1085      Middlebury College                         3.00       04/01/2018       12.87            631
      105      St. Michael's College                      3.00       04/01/2008       13.06             82
     2383      University of Vermont                      3.00       10/01/2019       12.19           1292
                         VIRGINIA
     1655      Old Dominion University                    3.00       06/01/2013        11.7           1090
                         WASHINGTON
      100      Western Washington University              3.00       10/01/2007       11.16             83
                         VIRGIN ISLANDS
      191      College of the Virgin Islands              3.00       10/01/2004       11.83            175
                                                                                                     -----

See accompanying accountants' compilation report and notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                              Stated                    Internal         Amortized
  Principal                                              Interest     Maturity      Rate of         Cost (Notes
   Balance                 Description                    Rate %        Date        Return % (B)     1 and 2)
   -------                 -----------                   --------     --------      ------------    -----------

   $55,030     Total College and University Loans                                                    $34,603

               Allowance for Loan Losses                                                                 960
                                                                                                     -------
               Net Loans of the Trust                                                                 33,643
                                                                                                     =======
               INVESTMENT AGREEMENTS (28.6%)

     2,600     FNMA #787 Liquidity Fund                    8.00      12/01/2014         8.00           2,600
    10,884     FNMA #786 Revenue Fund                      5.00      12/01/2014         5.00          10,884
                                                                                                     -------
    13,484     Total Investment Agreements                                                            13,484
                                                                                                     -------
   $68,514     Total Investments (100.0%)                                                            $47,127
                                                                                                     =======

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.

(B) Represents the rate of return based on the contributed cost and the amortization to maturity.

See accompanying accountants' compilation report and notes to the financial statements.

ITEM  2. CODE OF ETHICS
         Not applicable when filing a Semi-Annual report to shareholders.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT
         Not applicable when filing a Semi-Annual report to shareholders.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
         Not applicable when filing a Semi-Annual report to shareholders.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS
         Not applicable to the registrant.

ITEM  6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable to the registrant.

ITEM  8. [RESERVED]

ITEM  9. CONTROLS AND PROCEDURES
(a) The registrant's Owner Trustee has concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM  10. EXHIBITS
          The following exhibits are attached to this Form N-CSR:

EXHIBIT NO. DESCRIPTION OF EXHIBIT
10 (b) (1)  Certification of the Owner Trustee Pursuant to
            Section 302 of the Sarbanes-Oxley Act of 2002

10 (b) (2)  Certification of the Owner Trustee Pursuant to
            Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): College and University Facility Loan Trust One

              ------------------------------------------------------------------

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated September 17, 1987 and Amended and restated on September 29, 1987, and December 4, 1989.


By:   /s/ Bryan Calder
      -------------------------------
      Executive Vice President


Date: August 13, 2003
      -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated September 17, 1987 and Amended and restated on September 29, 1987, and December 4, 1989.


By:   /s/ Bryan Calder
      -------------------------------
      Executive Vice President


Date: August 13, 2003
      -------------------------------